Condensed Statement of Operations - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Revenue
Net revenue	$ 0	$ 439
Expenses
General and administrative	322,441	53,565
Sales and marketing	(297,928)	1,006,102
Officer and director compensation	65,675,677	23,295,167
Professional fees	819,599	729,411
Total operating expenses	66,519,789	25,084,245
Loss from operations	$ (66,519,789)	(25,083,806)
Other income (expense)
Interest expense		(13,462)
Total other expenses		$ (13,462)
Net loss per share - basic and diluted	$ (0.20)	$ (0.14)
Net loss	$ (66,519,789)	$ (25,097,268)
Weighted average shares outstanding	326,733,511	185,663,218